Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2a
Segment reporting
UBS AG’s
businesses
are
organized
globally
into
five
business
divisions:
Global
Wealth
Management,
Personal
&
Corporate Banking, Asset
Management, the Investment
Bank, and Non-core
and Legacy.
All five business
divisions are
supported by the
Group functions and
qualify as reportable
segments for the
purpose of segment
reporting. Together
with the Group functions, the five business divisions reflect the management structure of UBS AG.
–
Global Wealth
Management
provides financial
services, advice
and solutions
to private
wealth clients,
as well
as
select institutional clients. Its offering ranges from investment management to estate planning and corporate finance advice, in addition to specific wealth management and banking products and services.
–
Personal
&
Corporate
Banking
provides
an
extensive
range
of
financial
products
and
services,
from
banking
to
retirement,
financing,
investments
and
strategic
transactions,
to
private,
corporate
and
institutional
clients,
in
Switzerland, through its branch network and digital channels.
–
Asset
Management
is
a
global,
large-scale
and
diversified
asset
manager,
offering
investment
capabilities
and
strategies
across
all
major
traditional
and
alternative
asset
classes
and
investing
styles
to
institutions,
wholesale
intermediaries and Global Wealth Management clients.
– The Investment Bank
provides services to institutional,
corporate, financial sponsor and
Global Wealth Management
clients, helping them raise
capital, invest and manage
risks. Its offering includes
equities, foreign exchange, precious
metals, research, advisory and capital markets, complemented by a focused rates and credit platform.
– Non-core and Legacy
incorporates selected assets and
liabilities originating from the former
Credit Suisse businesses
not
aligned
with
UBS
AG’s
long-term
strategic
priorities
or
risk
appetite,
including
associated
financial
and
non-
financial assets, operating
expenses, and funding costs.
A small part of
the division is made
up of positions
from UBS’s
former Non-core
and Legacy
Portfolio and
some other
legacy UBS
assets and
liabilities that
were assessed
as non-
strategic in the context of the acquisition of the Credit Suisse Group.
–
The Group functions are support
and control functions that provide
services to the Group. Virtually
all costs incurred
by the Group functions are allocated to the
business divisions, leaving a residual amount referred to as
Group Items
in the segment reporting.
Group functions include the
following major areas: Group
Services (which consists of
Group
Technology,
Group
Compliance
and
Operational
Risk
Control,
Group
Finance,
Group
Risk
Control,
Group
Human
Resources and
Corporate Services,
Group Corporate
Communications and
Group Brand
& Marketing,
Group Legal,
the Group Integration Office, Group Sustainability and Impact, and the Chief Strategy Office) and Group Treasury.
Financial information about the five business divisions and
Group Items is presented separately in internal
management
reports to the Executive Board, which is considered the “chief operating decision-maker” pursuant to IFRS 8,
Operating
Segments
.
UBS AG’s
internal
accounting
policies,
which
include
management
accounting
policies
and
service-level
agreements,
determine
the
revenues
and
expenses
directly
attributable
to
each
reportable
segment.
Transactions
between
the
reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable
segments.
Revenue-sharing
agreements
are
used
to
allocate
external
client
revenues
to
reportable
segments
where
several
reportable
segments
are
involved
in
the
value
creation
chain.
Total
intersegment
revenues
for
UBS AG
are
immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements.
Interest income earned from
managing UBS AG’s consolidated equity
is allocated to the
reportable segments based on
average attributed equity
and currency composition.
Assets and liabilities of
the reportable segments
are funded through
and invested with Group functions, and the net interest margin is reflected in the results of each reportable segment.
Segment
assets
are
based
on
a
third-party
view
and
do
not
include
intercompany
balances.
This
view
is
in
line
with
internal reporting to management.
If one operating segment
is involved in an external
transaction together with another
operating segment
or Group
function, additional criteria
are considered to
determine the segment
that will
report the
associated
assets.
This
will
include
a
consideration
of
which
segment’s
business
needs
are
being
addressed
by
the
transaction
and
which
segment
is
providing
the
funding
and
/
or
resources.
Allocation
of
liabilities
follows
the
same
principles.
Non-current assets
disclosed for
segment reporting
purposes represent
assets that
are expected
to be
recovered more
than
12
months
after
the
reporting
date,
excluding
financial
instruments,
deferred
tax
assets
and
post-employment
benefits.
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2025
Net interest income 6,550 4,508 (70) (2,927) (248) (1,459) 6,354
Non-interest income 18,896 3,730 3,221 14,838 120 530 41,335
Total revenues 25,446 8,238 3,150 11,910 (128) (928) 47,688
Credit loss expense / (release) 47 349 1 147 3 3 549
Operating expenses 20,776 6,234 2,440 9,476 2,873 1,240 43,038
Operating profit / (loss) before tax 4,624 1,654 709 2,288 (3,003) (2,171) 4,101
Tax expense / (benefit) 534
Net profit / (loss) 3,566
Additional information
Total assets 577,946 481,784 26,889 488,001 25,413 17,140 1,617,173
Additions to non-current assets 949 401 132 772 14 0 2,268
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2024
Net interest income 5,901 4,035 (54) (3,484) (12) (1,708) 4,678
Non-interest income 16,247 3,123 2,853 13,321 347 1,753 37,645
Total revenues 22,148 7,159 2,799 9,837 335 45 42,323
Credit loss expense / (release) (1) 393 0 98 55 0 544
Operating expenses 18,893 4,714 2,334 8,753 3,673 979 39,346
Operating profit / (loss) before tax 3,255 2,052 465 987 (3,392) (935) 2,433
Tax expense / (benefit) 900
Net profit / (loss) 1,533
Additional information
Total assets 560,194 449,224 22,291 453,078 67,696 15,577 1,568,060
Additions to non-current assets 286 704 77 589 61 0 1,717
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the year ended 31 December 2023
Net interest income 5,345 3,059 (37) (2,586) 24 (1,238) 4,566
Non-interest income 13,194 2,158 2,108 10,371 34 1,244 29,109
Total revenues 18,539 5,216 2,071 7,784 58 6 33,675
Credit loss expense / (release) 25 50 (1) 67 1 1 143
Operating expenses 14,900 2,889 1,706 7,588 1,010 919 29,011
Operating profit / (loss) before tax 3,614 2,277 366 130 (952) (914) 4,521
Tax expense / (benefit) 1,206
Net profit / (loss) 3,315
Additional information
Total assets 404,747 283,980 19,662 402,415 13,845 31,368 1,156,016
Additions to non-current assets 666 219 70 445 0 0 1,400
The
operating
regions
shown
in
the
table
below
correspond
to
the
regional
management
structure
of
UBS AG.
The
allocation of total revenues to these regions reflects, and is consistent with, the basis on which the business is managed and its performance
is evaluated. These
allocations involve assumptions and
judgments that management
considers to
be reasonable and may
be refined to reflect
changes in estimates or
management structure. The main principles
of the
allocation methodology
are that
client revenues
are attributed
to the
domicile of
the given
client and
trading and
portfolio
management revenues
are attributed
to the
country where
the risk
is managed.
This revenue
attribution is
consistent
with the mandate of the regional Presidents. Certain
revenues, such as those related to Non-core and
Legacy and Group
Items, are included in the Global
line.
The
geographical
analysis
of
non-current
assets
is
based
on
the
location
of
the
entity
in
which
the
given
assets
are
recorded.
Segment reporting by geographic location
For the year ended 31 December 2025
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
17.2 36 8.8 41
Asia Pacific 8.0 17 1.2 6
EMEA (excluding Switzerland) 8.4 18 2.7 13
Switzerland 14.9 31 8.5 40
Global
2
(0.9) (2) 0.0 0
Total 47.7 100 21.2 100
For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
15.7 37 8.9 42
Asia Pacific 6.7 16 1.3 6
EMEA (excluding Switzerland) 7.0 17 2.7 13
Switzerland 12.0 28 8.2 39
Global
3
0.9 2 0.0 0
Total 42.3 100 21.1 100
For the year ended 31 December 2023
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
13.3 39 8.6 47
Asia Pacific 5.0 15 1.2 7
EMEA (excluding Switzerland) 6.1 18 2.6 14
Switzerland 9.2 27 5.9 32
Global 0.0 0 0.0 0
Total 33.7 100 18.3 100
1 Predominantly related to the US.
2 Includes certain revenues in Global Wealth Management that were not allocated to geographical regions.
3 Includes certain revenues in Asset Management and Global Wealth
Management that were not allocated to geographical regions.